Deferred revenue and deferred platform commission fees - Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Deferred revenue and deferred platform commission fees
Balance at the beginning	$ 349,522	$ 392,439
Deferred during the year	162,316	155,183
Released to profit or loss	(158,862)	(175,549)
Current portion	234,478	271,524
Non-current portion	118,498	100,549
Balance at the end	$ 352,976	$ 372,073